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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         July 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International SmallCap Fund
ING International Value Choice Fund
ING Precious Metals Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of July 31, 2005 (Unaudited)

Shares		Value

COMMON STOCK: 97.1%
	AUSTRALIA: 6.7%
74,917	Australia & New Zealand Banking Group Ltd.	$1,217,547
113,761	Coca-Cola Amatil Ltd.	674,722
297,117	Foster’s Group Ltd.	1,229,238
84,081	Santos Ltd.	686,544
43,380	St. George Bank Ltd.	877,268
127,950	Stockland	554,850
43,086	Suncorp-Metway Ltd.	666,520
54,052	TABCorp. Holdings Ltd.	652,185
23,081	Wesfarmers Ltd.	697,554
85,956	Westfield Group	1,172,470
		8,428,898
	BELGIUM: 2.0%
35,459	Belgacom SA	1,255,270
44,809	Fortis	1,310,619
		2,565,889
	BERMUDA: 0.4%
12,400	Frontline Ltd.	527,153
		527,153
	BRAZIL: 1.5%
39,560	Cia Siderurgica Nacional SA ADR	738,981
24,700	Petroleo Brasileiro SA ADR	1,129,284
		1,868,265
	CANADA: 2.8%
14,984	Enerplus Resources Fund	598,011
11,564	Fording Canadian Coal Trust	1,176,753
14,300	Manitoba Telecom Services, Inc.	545,428
43,702	TransCanada Corp.	1,197,398
		3,517,590
	CHINA: 1.9%
1,388,000	Huaneng Power Intl., Inc.	999,296
1,624,000	PetroChina Co., Ltd.	1,449,594
		2,448,890
	DENMARK: 2.0%
37,100	Danske Bank A/S	1,158,277
30,700	TDC A/S	1,381,558
		2,539,835
	FINLAND: 1.1%
73,000	UPM-Kymmene Oyj	1,415,905
		1,415,905
	FRANCE: 1.7%
27,630	PagesJaunes SA	678,368
13,772	Societe Generale	1,505,758
		2,184,126

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of July 31, 2005 (Unaudited)(continued)

Shares		Value

	GERMANY: 1.2%
73,968	Deutsche Telekom AG	$1,466,400
		1,466,400
	GREECE: 0.6%
21,500	Greek Organization of Footbal Prognostics SA	700,150
		700,150
	HONG KONG: 1.9%
243,000	Citic Pacific Ltd.	712,339
174,000	CLP Holdings Ltd.	1,005,814
218,000	Hong Kong Exchanges and Clearing Ltd.	676,186
		2,394,339
	INDONESIA: 0.5%
4,030,500	Bank Mandiri Persero Tbk PT	660,430
		660,430
	IRELAND: 1.1%
64,591	Allied Irish Banks PLC	1,411,751
		1,411,751
	ISRAEL: 0.5%
184,126	Bank Hapoalim Ltd.	618,908
		618,908
	ITALY: 6.5%
135,403	Enel S.p.A.	1,161,711
68,273	ENI S.p.A.	1,937,749
70,011	Riunione Adriatica di Sicurta S.p.A.	1,402,090
255,791	Snam Rete Gas S.p.A.	1,405,605
463,480	Telecom Italia S.p.A	1,246,146
205,171	UniCredito Italiano S.p.A.	1,087,512
		8,240,813
	NETHERLANDS: 3.4%
46,545	ABN AMRO Holding NV	1,160,513
34,246	Akzo Nobel NV	1,411,486
6,903	Rodamco Europe NV	586,002
36,432	Royal Dutch Shell PLC	1,122,235
		4,280,236
	NEW ZEALAND: 1.6%
455,733	Telecom Corp. of New Zealand Ltd.	1,959,594
		1,959,594
	NORWAY: 0.9%
109,800	DNB NOR ASA	1,148,412
		1,148,412
	PANAMA: 0.4%
29,800	Banco Latinoamericano de Exportaciones SA	530,738
		530,738
	SINGAPORE: 1.0%
155,000	United Overseas Bank Ltd.	1,301,573
		1,301,573

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of July 31, 2005 (Unaudited)(continued)

Shares		Value

	SOUTH AFRICA: 1.5%
244,688	FirstRand Ltd.	$590,380
14,362	Impala Platinum Holdings Ltd.	1,330,090
		1,920,470
	SOUTH KOREA: 2.5%
40,940	Korea Electric Power Corp.	1,421,745
110	KT Corp.	4,678
25,500	KT Corp. ADR	564,570
14,900	KT&G Corp.	598,468
7,110	S-Oil Corp.	538,608
		3,128,069
	SPAIN: 1.1%
62,905	Endesa SA	1,409,435
		1,409,435
	SWEDEN: 3.8%
59,800	ForeningsSparbanken AB	1,416,245
29,252	Sandvik AB	1,169,040
63,200	Skanska AB	817,677
33,200	Volvo AB	1,389,878
		4,792,840
	TAIWAN: 1.0%
152,554	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,310,439
		1,310,439
	THAILAND: 1.0%
235,500	Advanced Info Service PCL	571,700
112,400	Siam Cement PCL	659,946
		1,231,646
	UNITED KINGDOM: 11.9%
87,181	Alliance & Leicester PLC	1,344,847
88,701	Barratt Developments PLC	1,126,062
66,547	BOC Group PLC	1,264,644
112,510	Boots Group PLC	1,198,222
320,483	Centrica PLC	1,322,577
84,044	Diageo PLC	1,159,091
443,348	Dixons Group PLC	1,236,513
69,450	Gallaher Group PLC	993,443
49,595	GlaxoSmithKline PLC	1,168,249
98,248	Kelda Group PLC	1,228,479
43,428	Provident Financial PLC	493,509
251,668	Rank Group PLC	1,159,169
74,928	Severn Trent PLC	1,289,365
		14,984,170
	UNITED STATES: 34.6%
28,337	Altria Group, Inc.	1,897,446
20,127	Ameren Corp.	1,119,464
30,700	American Capital Strategies Ltd.	1,155,241
20,362	Arthur J Gallagher & Co.	567,896
44,392	Bank of America Corp.	1,935,491
72,885	Bristol-Myers Squibb Co.	1,820,666
19,553	ChevronTexaco Corp.	1,134,270
37,061	Citigroup, Inc.	1,612,153
97,711	Citizens Communications Co.	1,283,923
52,024	ConAgra Foods, Inc.	1,181,465

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

13,211		Deluxe Corp.	$528,440
12,000		Developers Diversified Realty Corp.	584,040
20,800		Duke Realty Corp.	706,368
32,157		First Horizon National Corp.	1,311,684
12,496		General Maritime Corp.	487,219
25,700		Health Care Property Investors, Inc.	716,002
15,600		Hospitality Properties Trust	692,640
43,186		IMPAC Mortgage Holdings, Inc.	760,074
12,796		iStar Financial, Inc.	547,541
41,734		KeyCorp	1,428,972
11,000		Kinder Morgan Energy Partners LP	576,510
13,733		Kinder Morgan, Inc.	1,220,314
13,000		Liberty Property Trust	583,440
52,459		Merck & Co., Inc.	1,629,377
27,683		New York Community Bancorp, Inc.	508,260
17,700		Oneok, Inc.	618,615
24,818		Packaging Corp. of America	527,383
29,812		Progress Energy, Inc.	1,329,913
19,236		Public Service Enterprise Group, Inc.	1,236,875
10,096		Rayonier, Inc.	575,876
51,416		Regal Entertainment Group	992,843
16,283		Reynolds American, Inc.	1,356,537
59,456		Sara Lee Corp.	1,184,958
60,409		SBC Communications, Inc.	1,477,000
15,700		Simon Property Group, Inc.	1,251,918
39,725		Southern Co.	1,389,977
21,880		Thornburg Mortgage, Inc.	649,398
46,174		U.S. Bancorp	1,387,990
28,800		United Dominion Realty Trust, Inc.	732,960
34,352		UST, Inc.	1,580,879
32,651		Washington Mutual, Inc.	1,387,014
			43,669,032
		Total Common Stock
		(Cost $118,928,069)	122,655,996
EQUITY-LINKED SECURITIES: 2.1%
		INDIA:0.4%
70,204	@	Hindustan Petroleum Corp.	471,069
			471,069
		LUXEMBOURG: 0.4%
35,678	@	Hero Honda Motors Ltd.	503,417
			503,417
		TAIWAN: 1.3%
310,944	@	Acer, Inc.	590,794
1,063,730	@	China Steel Corp.	1,101,509
			1,692,303
		Total Equity-Linked Securities
		(Cost $2,623,070)	2,666,789
WARRANTS: 0.8%
		LUXEMBOURG: 0.8%
262,000	@	Formosa Chemicals & Fibre Corp., expires 11/04/05	521,930
772,000	@, #	Mega Financial Holding Co., Ltd., expires 01/26/07	517,240
			1,039,170
		Total Warrants
		(Cost $1,116,166)	1,039,170

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

	Total Investments In Securities
	(Cost $122,667,305)*	100.0%	$126,361,955
	Other Assets and Liabilities—Net	(0.0)	(61,524)
	Net Assets	100.0%	$126,300,431

	Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $122,993,922.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,274,022
	Gross Unrealized Depreciation	(2,905,989)
	Net Unrealized Appreciation	$3,368,033

Industry	Percentage of Net Assets
Advertising	0.5%
Agriculture	5.1
Auto Manufacturers	1.5
Banks	19.0
Beverages	2.4
Building Materials	0.5
Chemicals	2.5
Coal	0.9
Commercial Services	1.3
Diversified Financial Services	3.1
Electric	8.8
Engineering and Construction	0.6
Entertainment	1.9
Food	1.9
Forest Products and Paper	1.6
Gas	2.6
Hand/Machine Tools	0.9
Holding Companies - Diversified	0.6
Home Builders	0.9
Insurance	1.6
Investment Companies	0.9
Iron/Steel	1.5
Mining	1.1
Miscellaneous Manufacturing	0.5
Oil and Gas	7.2
Packaging and Containers	0.4
Pharmaceuticals	3.7
Pipelines	2.4
Real Estate	1.4
Real Estate Investment Trusts	6.2
Retail	1.9
Savings and Loans	1.5
Semiconductors	1.0
Telecommunications	9.3
Transportation	0.8
Water	2.0
Other Assets and Liabilities, Net	(0.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING Global Real Estate Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.4%
		AUSTRALIA: 10.1%
400,300		Centro Properties Group	$1,701,085
107,667	@	Centro Retail Group	122,748
2,520,400		DB RREEF Trust	2,642,598
276,000		General Property Trust	801,211
1,114,900		Macquarie CountryWide Trust	1,610,252
550,100		Macquarie Goodman Group	1,695,405
559,300		Mirvac Group	1,615,698
499,778		Westfield Group	6,817,145
			17,006,142
		CANADA: 1.6%
94,500		O&Y Real Estate Investment Trust	1,148,538
91,300		RioCan Real Estate Investment Trust	1,593,719
			2,742,257
		FINLAND: 0.9%
142,700		Sponda OYJ	1,512,313
			1,512,313
		FRANCE: 3.7%
7,300		Klepierre	702,161
40,500		Nexity	1,715,096
21,200		Societe de la Tour Eiffel	2,311,088
11,500		Unibail	1,592,645
			6,320,990
		GERMANY: 1.6%
6,000		Deutsche Wohnen AG	1,412,700
65,400		IVG Immobilien AG	1,329,412
			2,742,112
		HONG KONG: 9.1%
287,100		Cheung Kong Holdings Ltd.	3,086,134
601,000		Great Eagle Hldg. Co.	1,740,377
816,000		Hang Lung Group Ltd.	1,622,688
742,000		Hysan Development Co., Ltd.	1,747,124
521,000		New World Development Ltd.	693,588
461,300		Sun Hung Kai Properties Ltd.	4,744,670
453,000		Wharf Holdings Ltd.	1,696,827
			15,331,408
		ITALY: 0.5%
753,800		Beni Stabili S.p.A.	838,241
			838,241
		JAPAN: 5.9%
170		Japan Retail Fund Investment Corp.	1,454,863
215,400		Mitsubishi Estate Co., Ltd.	2,391,022
281,300		Mitsui Fudosan Co., Ltd.	3,201,388
84		Nippon Building Fund, Inc.	728,090
100		Orix JREIT, Inc.	712,229
133,300		Sumitomo Realty & Development Co., Ltd.	1,468,181
			9,955,773

PORTFOLIO OF INVESTMENTS

ING Global Real Estate Fund	as of July 31, 2005 (Unaudited)(continued)

Shares		Value

	NETHERLANDS: 2.1%
14,300	Corio NV	$798,950
21,700	Eurocommercial Properties NV	803,239
22,400	Rodamco Europe NV	1,901,558
		3,503,747
	SINGAPORE: 2.6%
564,000	Ascendas Real Estate Investment Trust	800,779
1,065,000	CapitaLand Ltd.	1,811,201
546,300	CapitaMall Trust	851,621
173,000	City Developments Ltd.	899,741
		4,363,342
	SPAIN: 0.9%
28,900	Inmobiliaria Colonial	1,562,485
		1,562,485
	SWEDEN: 0.9%
36,500	Castellum AB	1,534,930
		1,534,930
	UNITED KINGDOM: 8.6%
212,100	Capital & Regional PLC	2,886,459
46,500	Derwent Valley Holdings PLC	996,695
110,100	Eurocastle Investment Ltd.	2,514,261
54,300	Hammerson PLC	819,168
154,350	Land Securities Group PLC	3,779,793
48,000	Liberty Intl. PLC	814,654
40,100	Mapeley Ltd.	1,987,392
145,600	Unite Group PLC	780,512
		14,578,934
	UNITED STATES: 49.9%
74,100	AMB Property Corp.	3,407,859
58,400	Archstone-Smith Trust	2,482,000
41,100	Arden Realty, Inc.	1,641,123
35,100	AvalonBay Communities, Inc.	3,073,356
32,800	BioMed Realty Trust, Inc.	834,104
52,900	Boston Properties, Inc.	4,028,335
45,200	Camden Property Trust	2,498,656
63,800	Developers Diversified Realty Corp.	3,105,146
109,000	Equity Office Properties Trust	3,864,050
61,400	Equity Residential	2,480,560
75,600	General Growth Properties, Inc.	3,476,088
44,800	Heritage Property Investment Trust	1,666,560
26,100	Highwoods Properties, Inc.	826,065
32,300	Hilton Hotels Corp.	799,425
177,300	Host Marriott Corp.	3,306,645
54,700	Liberty Property Trust	2,454,936
30,900	Macerich Co.	2,169,798
54,800	Maguire Properties, Inc.	1,641,260
50,000	Mills Corp.	3,253,000
116,200	Omega Healthcare Investors, Inc.	1,620,990
36,700	Pan Pacific Retail Properties, Inc.	2,551,017
43,000	Post Properties, Inc.	1,716,130
82,900	ProLogis	3,776,924
54,300	Public Storage, Inc.	3,624,525
71,500	Reckson Associates Realty Corp.	2,511,080
40,600	Regency Centers Corp.	2,505,020
75,500	Simon Property Group, Inc.	6,020,370
35,500	SL Green Realty Corp.	2,474,350
25,800	Starwood Hotels & Resorts Worldwide, Inc.	1,633,656

PORTFOLIO OF INVESTMENTS

ING Global Real Estate Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

31,700	Sunstone Hotel Investors, Inc.		$819,762
142,500	Trizec Properties, Inc.		3,130,725
85,900	United Dominion Realty Trust, Inc.		2,186,155
30,000	Vornado Realty Trust		2,659,200
			84,238,870

	Total Investments In Securities
	(Cost $134,189,112)*	98.4%	$166,231,544
	Other Assets and Liabilities—Net	1.6	2,709,040
	Net Assets	100.0%	$168,940,584

	Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
*	Cost for federal income tax purposes is $138,387,622.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$27,886,337
	Gross Unrealized Depreciation	(42,415)
	Net Unrealized Appreciation	$27,843,922

Industry	Percentage of Net Assets
Apartments	8.5%
Diversified	7.9
Health Care	1.0
Hotels and Motels	3.9
Investment Companies	1.5
Office Property	15.3
Property Trust	10.1
Real Estate Management/Services	6.4
Real Estate Operations/Development	20.5
Regional Malls	8.8
Shopping Centers	8.1
Storage	2.1
Warehouse/Industrial	4.3
Other Assets and Liabilities, Net	1.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING Global Value Choice Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%
		AUSTRALIA: 1.1%
270,560		Alumina Ltd.	$1,184,749
			1,184,749
		BELGIUM: 0.9%
27,442		Belgacom SA	971,463
			971,463
		CANADA: 5.2%
100,500	L	Barrick Gold Corp.	2,462,250
55,000		Placer Dome, Inc.	762,850
46,250		Suncor Energy, Inc.	2,261,625
			5,486,725
		FINLAND: 1.2%
52,900		Metso Oyj	1,275,875
			1,275,875
		FRANCE: 2.0%
4,500		Areva SA	2,106,505
			2,106,505
		HONG KONG: 1.6%
295,000		CLP Holdings Ltd.	1,705,258
			1,705,258
		ITALY: 2.1%
46,144		ENI S.p.A.	1,309,676
353,926		Telecom Italia S.p.A.	951,591
			2,261,267
		JAPAN: 15.2%
106,000		Dai Nippon Printing Co., Ltd.	1,661,325
45,800		Fuji Photo Film Co., Ltd.	1,426,383
166,000		Kirin Brewery Co., Ltd.	1,553,983
55,000		Makita Corp.	1,160,150
113,000		Matsushita Electric Industrial Co., Ltd.	1,836,165
14,900		Nintendo Co., Ltd.	1,565,106
74,900		Sankyo Co., Ltd.	1,480,626
143,000		Sekisui House Ltd.	1,443,324
120,000		Shiseido Co., Ltd.	1,636,852
17,000		Takefuji Corp.	1,100,112
96,000		Wacoal Corp.	1,190,148
			16,054,174
		NETHERLANDS: 1.7%
27,583		Royal Dutch Shell PLC ADR	1,756,210
			1,756,210
		PAPUA NEW GUINEA: 0.9%
1,008,204	@	Lihir Gold Ltd.	993,506
			993,506

PORTFOLIO OF INVESTMENTS

ING Global Value Choice Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		PORTUGAL: 1.4%
572,602		Energias de Portugal SA	$1,529,768
			1,529,768
		SOUTH AFRICA: 2.0%
34,600	L	AngloGold Ashanti Ltd. ADR	1,189,548
10,500		Impala Platinum Holdings Ltd.	972,423
			2,161,971
		SOUTH KOREA: 3.6%
64,550		Korea Electric Power Corp. ADR	1,127,689
77,700		KT Corp. ADR	1,720,278
18,900		POSCO ADR	943,110
			3,791,077
		SWITZERLAND: 2.4%
4,421		Swisscom AG	1,463,002
48,080		Xstrata PLC	1,023,226
			2,486,228
		TAIWAN: 1.6%
77,600	L	Chunghwa Telecom Co. Ltd. ADR	1,669,176
			1,669,176
		UNITED KINGDOM: 6.6%
55,217		Associated British Foods PLC	832,975
314,891		J. Sainsbury PLC	1,548,155
61,792		Lonmin PLC	1,245,367
273,977		Misys PLC	1,129,391
4,700		Rio Tinto PLC ADR	623,455
141,249		United Utilities PLC	1,594,017
			6,973,360
		UNITED STATES: 47.9%
20,800		Aetna, Inc.	1,609,920
103,200	@, L	Agilent Technologies, Inc.	2,707,968
36,300	L	Albertson’s, Inc.	773,553
39,700	L	Altria Group, Inc.	2,658,312
42,200		Aon Corp.	1,073,568
46,100		Citigroup, Inc.	2,005,350
101,000	L	Computer Associates Intl., Inc.	2,772,450
55,500		Countrywide Financial Corp.	1,998,000
43,500		Fannie Mae	2,429,910
19,500		Hartford Financial Services Group, Inc.	1,571,115
42,400		Intl. Paper Co.	1,339,840
52,700		JPMorgan Chase & Co.	1,851,878
32,767		Kerr-McGee Corp.	2,628,241
25,700		Kimberly-Clark Corp.	1,638,632
133,700	@	Liberty Media Corp.	1,175,223
34,600		Lockheed Martin Corp.	2,159,040
13,300	L	MGIC Investment Corp.	912,114
96,900		Motorola, Inc.	2,052,342
38,200		Noble Energy, Inc.	3,151,882
37,500		Northrop Grumman Corp.	2,079,375
31,700		Pitney Bowes, Inc.	1,413,186
29,300		Radian Group, Inc.	1,511,294
30,100		Raytheon Co.	1,183,833
72,200	L	Sprint Corp.	1,942,180
33,100		Union Pacific Corp.	2,327,261
52,600		Viacom, Inc.	1,761,574
32,200		Wells Fargo & Co.	1,975,148
			50,703,189
		Total Common Stock
		(Cost $98,525,412)	103,110,501

PORTFOLIO OF INVESTMENTS

ING Global Value Choice Fund	as of July 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 9.6%
		Securities Lending CollateralCC: 9.6%
$10,142,811		The Bank of New York Institutional Cash Reserves Fund		$10,142,811
		Total Short-Term Investments
		(Cost $10,142,811)		10,142,811

		Total Investments In Securities
		(Cost $108,668,223)*	107.0%	$113,253,312
		Other Assets and Liabilities—Net	(7.0)	(7,410,204)
		Net Assets	100.0%	$105,843,108

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
	*	Cost for federal income tax purposes is $108,757,951.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,776,656
		Gross Unrealized Depreciation		(3,281,295)
		Net Unrealized Appreciation		$4,495,361

Percentage of
Industry	Net Assets
Aerospace/Defense	5.1%
Agriculture	2.5
Apparel	1.1
Banks	1.9
Beverages	1.5
Commercial Services	1.6
Cosmetics/Personal Care	1.5
Diversified Financial Services	8.9
Electric	4.1
Electronics	2.5
Energy-Alternate Sources	2.0
Food	3.0
Forest Products and Paper	1.3
Hand/Machine Tools	1.1
Healthcare-Services	1.5
Home Builders	1.4
Home Furnishings	1.7
Household Products/Wares	1.5
Insurance	4.8
Iron/Steel	0.9
Machinery-Diversified	1.2
Media	2.8
Mining	9.9
Miscellaneous Manufacturing	1.3
Office/Business Equipment	1.3
Oil and Gas	10.5
Pharmaceuticals	1.4
Software	3.7
Telecommunications	10.2
Toys/Games/Hobbies	1.5
Transportation	2.2
Water	1.5
Securities Lending Collateral	9.6
Other Assets & Liabilities, Net	(7.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%
		ARGENTINA : 3.7%
273,000	@, L	Grupo Financiero Galicia SA ADR	$2,361,450
178,070	@	Telecom Argentina SA ADR	2,243,682
			4,605,132
		BRAZIL: 17.2%
105,898,352		AES Tiete SA	1,793,761
79,700	L	Brasil Telecom Participacoes SA ADR	2,771,169
233,000		Centrais Eletricas Brasileiras SA ADR	1,598,170
467,910		Cia Paranaense de Energia ADR	2,587,542
40,000	@, X	Cia de Saneamento Basico do Estado de Sao Paulo	2,417,399
123,000		Souza Cruz SA	1,435,257
166,120	@, L	Tele Centro Oeste Celular Participacoes SA ADR	1,644,588
64,500	L	Tele Norte Leste Participacoes SA ADR	1,010,715
527,060	@, L	Telesp Celular Participacoes SA ADR	2,313,794
99,900	L	Tim Participacoes SA ADR	1,620,378
58,480	@	Uniao de Bancos Brasileiros SA GDR	2,151,479
			21,344,252
		CHILE: 1.8%
82,800		AFP Provida SA ADR	2,202,480
			2,202,480
		CHINA: 2.0%
15,044,000		Sinopec Yizheng Chemical Fibre Co., Ltd.	2,418,836
			2,418,836
		CROATIA: 1.1%
108,670		Pliva DD GDR	1,352,942
			1,352,942
		CZECH REPUBLIC: 1.4%
91,548	@	Cesky Telecom AS	1,687,083
			1,687,083
		ESTONIA: 0.7%
34,821		Eesti Telekom GDR	935,153
			935,153
		GREECE: 1.9%
225,400		Hellenic Telecommunications Organization SA ADR	2,328,382
			2,328,382
		HONG KONG: 6.1%
8,750,000	L	Brilliance China Automotive Holdings Ltd.	1,612,051
7,670,000	@	First Pacific Co.	2,752,226
3,556,000		SCMP Group Ltd.	1,565,481
1,395,000		SmarTone Telecommunications Holding Ltd.	1,579,029
			7,508,787
		HUNGARY: 2.9%
803,229		Matav Magyar Tavkozlesi Rt.	3,573,311
			3,573,311

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		INDIA: 3.5%
120,000	I	Larsen & Toubro Ltd.	$3,508,978
96,000	I	Ultra Tech Cement Ltd.	838,736
			4,347,714
		INDONESIA: 3.0%
973,000		Gudang Garam Tbk PT	1,273,467
21,484,500		Indofood Sukses Makmur Tbk PT	2,382,337
			3,655,804
		LUXEMBOURG: 2.0%
81,400		Quilmes Industrial SA ADR	2,505,492
			2,505,492
		MALAYSIA: 1.6%
812,400		Proton Holdings Bhd	1,992,822
			1,992,822
		MEXICO: 3.7%
913,110		Controladora Comercial Mexicana SA de CV	1,201,330
510,400		Gruma SA de CV	1,221,795
109,800	L	Telefonos de Mexico SA de CV ADR	2,115,846
			4,538,971
		PANAMA: 2.3%
159,610		Banco Latinoamericano de Exportaciones SA	2,842,654
			2,842,654
		PHILIPPINES: 2.4%
1,535,900		Bank of the Philippine Islands	1,381,498
3,652,100	@	Manila Electric Co.	1,556,133
			2,937,631
		RUSSIA: 2.1%
62,000	L	LUKOIL ADR	2,556,048
			2,556,048
		SINGAPORE: 5.1%
294,000		DBS Group Holdings Ltd.	2,843,221
1,355,000		MobileOne Ltd.	1,681,860
231,600	@	Oversea-Chinese Banking Corp.	1,796,122
			6,321,203
		SOUTH KOREA: 20.7%
18,580		Hite Brewery Co., Ltd.	1,901,962
6,970	@	KCC Corp.	1,266,332
46,570		Kookmin Bank	2,456,637
117,860		Korea Electric Power Corp.	4,092,987
17,200		KT Corp.	731,488
90,790		KT Freetel Co. Ltd.	2,395,257
76,970		LG Chem Ltd.	2,842,783
7,316		POSCO	1,455,159
198,350		Pusan Bank	2,004,781
5,125		Samsung Electronics Co., Ltd.	2,808,606
166,150		SK Telecom Co., Ltd. ADR	3,567,241
			25,523,233

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of July 31, 2005 (Unaudited)(continued)

Shares				Value

		TAIWAN: 6.3%
73,700	@, L	Chunghwa Telecom Co., Ltd. ADR		$1,585,287
727,400	@, L	United Microelectronics Corp. ADR		2,800,490
1,899,718	@, L	Yageo Corp. GDR		3,441,753
				7,827,530
		THAILAND: 1.7%
1,506,200		Siam Makro Public Co., Ltd.		2,043,829
				2,043,829
		VENEZUELA: 1.7%
128,500		Cia Anonima Nacional Telefonos de Venezuela ADR		2,144,665
				2,144,665
		Total Common Stock
		(Cost $109,843,668)		117,193,954

PREFERRED STOCK: 1.2%
		BRAZIL: 1.2%
744,143,460	@	Embratel Participacoes SA		1,444,093
		Total Preferred Stock
		(Cost $1,287,907)		1,444,093
		Total Long-Term Investments
		(Cost $111,131,575)		118,638,047

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 14.9%
		Securities Lending CollateralCC: 14.9%
$18,398,098		The Bank of New York Institutional Cash Reserves Fund		$18,398,098
		Total Short-Term Investments
		(Cost $18,398,098)		18,398,098
		Total Investments In Securities
		(Cost $129,529,673)*	111.0%	$137,036,145
		Other Assets and Liabilities—Net	(11.0)	(13,584,593)
		Net Assets	100.0%	$123,451,552

Certain foreign securities may have been fair valued in accordance with Procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $129,747,521
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,255,855
		Gross Unrealized Depreciation		(6,967,231)
		Net Unrealized Appreciation		$7,288,624

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of July 31, 2005 (Unaudited)(continued)

Percentage
Industry	of Net Assets
Agriculture	2.2%
Auto Manufacturers	2.9
Banks	12.5
Beverages	3.6
Building Materials	0.7
Chemicals	5.3
Diversified Financial Services	2.0
Electric	9.4
Electronics	2.8
Engineering and Construction	2.8
Food	2.9
Holding Companies	2.2
Investment Companies	1.8
Iron/Steel	1.2
Media	1.3
Oil and Gas	2.1
Pharmaceuticals	1.1
Retail	2.6
Semiconductors	4.5
Telecommunications	30.3
Water	1.9
Securities Lending Collateral	14.9
Other Assets and Liabilities, Net	(11.0)
Net Assets	100.0%

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Emerging Countries Fund have been deemed to be illiquid.  The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Larsen & Toubro Ltd.	120,000	10/31/01	$39,623,458	$3,508,978	2.8%
Ultra Tech Cement Ltd.	96,000	05/19/04	32,889,600	838,736	0.7%
			$72,513,058	$4,347,714	3.5%

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.0%
		AUSTRALIA: 3.5%
13,259		Amcor Ltd.	$70,329
172,186		BHP Billiton Ltd.	2,549,365
22,530		Brambles Industries Ltd.	142,004
12,800		CSL Ltd.	338,095
189,972		Macquarie Airports	482,826
4,985		Macquarie Bank Ltd.	237,614
163,407		Macquarie Infrastructure Group	493,571
86,678		Newcrest Mining Ltd.	1,072,366
2,200	L	News Corp.	38,150
19,086		News Corp. - Class B	330,951
59,335		Patrick Corp. Ltd.	261,195
28,545		Rio Tinto Ltd.	1,059,273
36,462		Transurban Group	197,700
			7,273,439
		AUSTRIA: 3.7%
18,829		Bank Austria Creditanstalt AG	2,002,151
15,959		Erste Bank Der Oesterreichischen Sparkassen AG	814,133
4,643		Flughafen Wien AG	299,371
46,281		OMV AG	2,159,110
22,835	@	Raiffeisen Intl. Bank Holding AG	1,290,304
26,795		Telekom Austria AG	541,439
9,356		Wienerberger AG	434,489
			7,540,997
		BELGIUM: 1.4%
3,906		Almancora Communications Va	380,873
21,544		Fortis	630,141
5,359		InBev	199,468
20,594		KBC Bancassurance Holding	1,642,370
			2,852,852
		BRAZIL: 0.1%
5,809		Aracruz Celulose SA ADR	216,153
			216,153
		BULGARIA: 0.0%
180,057	@	Republic of Bulgaria	73,894
			73,894
		CANADA: 1.3%
55,092	@	Bema Gold Corp.	119,985
18,472		Canadian Natural Resources Ltd.	768,442
1,177	@	Centerra Gold, Inc.	17,185
44,793	@	Eldorado Gold Corp.	120,939
16,088		EnCana Corp.	662,312
7,040	@	Ivanhoe Mines Ltd.	51,969
5,830		Petro-Canada	418,626
5,852		Talisman Energy, Inc.	256,286
6,523		Teck Cominco Ltd.	249,119
			2,664,863
		CHINA: 0.3%
300,000		Beijing Capital Intl. Airport Co., Ltd.	124,064

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

45,630		Shenzhen Chiwan Wharf Holdings Ltd.	$71,488
244,498		Weiqiao Textile Co.	320,841
84,393		Wumart Stores, Inc.	143,289
			659,682
		CYPRUS: 0.0%
20,870		Bank of Cyprus Public Co., Ltd.	83,468
			83,468
		CZECH REPUBLIC: 1.3%
16,602	@	Cesky Telecom AS	305,948
12,628		CEZ	265,498
16,502		Komercni Banka AS	2,184,356
			2,755,802
		DENMARK: 0.8%
2,025		Bryggerigruppen	177,203
1,975		Chr Hansen Holding A/S	308,622
20,113		Danske Bank A/S	627,936
1,950		Kobenhavns Lufthavne	467,975
6,600	@	Vestas Wind Systems A/S	121,246
			1,702,982
		FINLAND: 1.1%
31,908		Fortum Oyj	584,069
13,613	@	Neste Oil Oyj	379,148
55,443		Nokia Oyj	884,385
5,350		Stockmann Oyj Abp	215,819
9,800		UPM-Kymmene Oyj	190,080
			2,253,501
		FRANCE: 10.8%
1,956		Accor SA	99,726
4,185		Air Liquide	743,966
59,607	@	Alcatel SA	728,386
5,730	@	Altran Technologies SA	51,431
3,089	@	Atos Origin	220,864
10,984		Autoroutes du Sud de la France	627,356
6,120		AXA	167,338
18,529		BNP Paribas	1,339,019
18,689		Bouygues	817,890
3,351		Cie de Saint-Gobain	201,415
3,086		Compagnie Generale des Etablissements Michelin	190,357
8,243		France Telecom SA	254,762
10,044	@	Gaz de France	330,375
6,116		Generale de Sante	186,541
1,894		Groupe Danone	186,966
40,719		Havas SA	217,695
7,878	@	JC Decaux SA	183,821
22,195		Lafarge SA	2,103,077
27,485		LVMH Moet Hennessy Louis Vuitton SA	2,282,732
5,765		Pernod-Ricard	966,332
4,998		Pinault-Printemps-Redoute	505,037
6,342		Publicis Groupe	215,833
2,551		Renault SA	233,908
19,730		Sanofi-Aventis	1,706,211
5,315		Schneider Electric SA	417,607
5,081		Societe Des Autoroutes Paris-Rhin-Rhone	292,087
18,357		Societe Television Francaise 1	512,792
15,721		Suez SA	432,364
14,757		Total SA	3,697,005
8,390		Veolia Environnement	326,388
16,796		Vinci SA	1,362,076

21,983		Vivendi Universal SA	699,352
			22,300,709

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		GERMANY: 7.1%
2,375		Adidas-Salomon AG	$430,125
2,619		Allianz AG	332,926
10,673		BASF AG	757,974
21,460	@	Bayerische Hypo-und Vereinsbank AG	562,712
3,686		Bilfinger Berger AG	190,373
18,485		Commerzbank AG	413,103
2,520		Continental AG	195,902
7,610		Deutsche Bank AG	658,998
2,550		Deutsche Boerse AG	223,917
38,984		Deutsche Post AG	966,930
2,055		Deutsche Postbank AG	106,535
39,175		Deutsche Telekom AG	776,636
21,360		E.ON AG	1,977,126
23,547		Fraport AG Frankfurt Airport Services Worldwide	1,069,730
1,461		Freenet.de AG	41,181
2,270		Fresenius AG	272,951
8,994	L	Fresenius Medical Care AG	784,806
4,725		Henkel KGaA	414,397
11,156		Hypo Real Estate Holding AG	454,339
7,208		IVG Immobilien AG	146,520
16,450	@, L	KarstadtQuelle AG	224,404
5,513		Linde AG	388,639
7,195		MAN AG	335,292
13,176		Metro AG	664,155
1,899		Muenchener Rueckversicherungs AG	220,805
4,238	@	Premiere AG	144,393
12,501		RWE AG	835,288
12,942		Siemens AG	997,393
			14,587,550
		GREECE: 0.5%
10,806		Alpha Bank AE	300,090
14,524	@	Hellenic Telecommunications Organization SA	296,064
11,171		National Bank of Greece SA	408,494
			1,004,648
		HONG KONG: 0.2%
88,000		China Merchants Holdings Intl. Co., Ltd.	178,389
129,000	@	Clear Media Ltd.	115,321
186,000		Texwinca Holdings Ltd.	145,941
			439,651
		HUNGARY: 2.0%
2,861		Egis Rt.	294,429
1,168		Gedeon Richter Rt.	184,955
117,638		Matav Magyar Tavkozlesi Rt.	523,334
1,760		Mol Magyar Olaj- es Gazipari Rt.	176,255
77,237		OTP Bank Rt.	2,904,697
			4,083,670
		INDONESIA: 0.3%
838,993		Bank Mandiri Persero Tbk PT	137,476
546,500		Indofood Sukses Makmur Tbk PT	60,599
84,757		Semen Gresik Persero Tbk PT	172,240
555,704		Telekomunikasi Indonesia Tbk PT	317,214
			687,529
		IRELAND: 2.3%
18,807	@	Celtic Resources Holdings PLC	112,911

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

3,554		Depfa Bank PLC	$57,359
210,989	@	Dragon Oil PLC	443,108
101,987		iShares DJ Euro STOXX 50	4,136,305
			4,749,683
		ITALY: 4.4%
41,296		Assicurazioni Generali S.p.A.	1,351,145
3,345		Autostrada Torino-Milano S.p.A.	73,323
82,623		Banca Intesa S.p.A.	401,886
144,358		Banca Intesa S.p.A. - RNC	663,392
3,543		Banca Popolare dell’Emilia Romagna SCRL	182,082
71,564		Banca Popolare di Milano SCRL	706,483
10,870		Banca Popolare di Sondrio SCRL	151,697
23,252		Banco Popolare di Verona e Novara SCRL	415,880
14,909		Banche Popolari Unite SCRL	301,957
124,078		Beni Stabili S.p.A.	137,977
23,113		Buzzi Unicem S.p.A.	343,093
85,798		Capitalia S.p.A.	499,210
218,738		Cassa di Risparmio di Firenze S.p.A.	593,071
48,755		Credito Emiliano S.p.A.	526,919
90,236		Enel S.p.A.	774,194
25,137		ENI S.p.A.	713,448
9,120		Luxottica Group S.p.A	210,091
15,542		Mediobanca S.p.A.	296,842
18,024		Saipem S.p.A.	268,093
5,806		Societa Iniziative Autostradali e Servizi S.p.A.	82,864
55,970		UniCredito Italiano S.p.A.	296,670
			8,990,317
		JAPAN: 10.7%
930		Acom Co., Ltd.	58,192
5,175		Aeon Credit Service Co., Ltd.	316,902
2,950		Aiful Corp.	212,935
5,900		Aisin Seiki Co., Ltd.	138,233
20,000		Asahi Glass Co., Ltd.	192,678
11,000		Bank of Fukuoka Ltd.	63,285
65,000		Bank of Yokohama Ltd.	368,208
12,000		Bridgestone Corp.	234,722
22,637		Canon, Inc.	1,116,611
10,000		Chiba Bank Ltd.	64,565
21,558		Credit Saison Co., Ltd.	719,959
5,000		Dai Nippon Printing Co., Ltd.	78,364
6,000		Daihatsu Motor Co., Ltd.	51,518
15,587		Denso Corp.	377,064
42		East Japan Railway Co.	206,489
2,800		Exedy Corp.	51,084
10,903		Fuji Photo Film Co., Ltd.	339,560
139		Fuji Television Network, Inc.	269,380
17,000		Gunma Bank Ltd.	101,720
8,400		Hitachi Capital Corp.	163,728
24,831		Hitachi Ltd.	151,171
16,763		Honda Motor Co., Ltd.	865,609
7,700		Ibiden Co., Ltd.	206,782
2,500		Ito En Ltd.	122,815
4,655		Ito-Yokado Co., Ltd.	154,593
144		Japan Tobacco, Inc.	2,050,627
14,000		Joyo Bank Ltd.	68,121
12,986		Kao Corp.	297,173
19,126		Koito Manufacturing Co., Ltd.	213,516
105,471		Matsushita Electric Industrial Co., Ltd.	1,713,825
175		Mitsubishi Tokyo Financial Group, Inc.	1,462,289
172		Mizuho Financial Group, Inc.	775,253
8,000		NGK Spark Plug Co., Ltd.	106,427
2,700		Nidec Corp.	292,704
30,581		Nikko Cordial Corp.	130,948
42,906		Nissan Motor Co., Ltd.	446,809

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

4,600		Nissin Food Products Co., Ltd.	$114,728
9,100		Nitto Denko Corp.	499,439
45,953		Nomura Holdings, Inc.	545,503
500		ORIX Corp.	74,054
8,000		Ricoh Co., Ltd.	122,564
707		Sanyo Electric Co., Ltd.	1,743
3,500		Secom Co., Ltd.	155,846
73,716	@, L	Seiyu Ltd.	133,020
10,981		Sharp Corp.	166,188
24,362		Shiseido Co., Ltd.	332,307
1,102		SMC Corp.	125,102
16,433		Sony Corp.	538,997
10,500		Sumitomo Heavy Industries Ltd.	50,323
133		Sumitomo Mitsui Financial Group, Inc.	877,102
38,830		Sumitomo Trust & Banking Co., Ltd.	239,471
4,000		Takeda Pharmaceutical Co., Ltd.	204,938
4,570		Takefuji Corp.	295,736
2,000		TDK Corp.	137,583
3,600		Terumo Corp.	100,888
37,300		Tokyo Broadcasting System, Inc.	640,322
16,000		Toppan Printing Co., Ltd.	156,381
45,800		Toyota Motor Corp.	1,736,372
6,302		Uni-Charm Corp.	243,446
11,100		Yamaha Motor Co., Ltd.	205,392
3,092		Yamanouchi Pharmaceutical Co., Ltd.	100,769
			21,982,073
		LUXEMBOURG: 0.2%
6,516	@, L	Millicom Intl. Cellular SA	138,400
4,058	@	SBS Broadcasting SA	193,932
			332,332
		MEXICO: 1.1%
8,700		America Movil SA de CV ADR	193,662
4,600		Cemex SA de CV ADR	216,936
13,433		Consorcio ARA SA de CV	49,057
57,758		Fomento Economico Mexicano SA de CV	374,067
6,100		Fomento Economico Mexicano SA de CV ADR	396,500
3,800	L	Grupo Aeroportuario del Sureste SA de CV ADR	130,568
91,872		Grupo Financiero Banorte SA de CV	770,683
14,960	@	Urbi Desarrollos Urbanos SA de CV	93,194
			2,224,667
		NETHERLANDS: 2.1%
39,861		ABN AMRO Holding NV	993,860
15,219		Aegon NV	218,091
1,100	@, #	Efes Breweries Intl. NV GDR	39,050
4,661		Euronext NV	183,676
3,169		European Aeronautic Defense and Space Co.	106,350
13,383		Heineken NV	426,567
24,157		Koninklijke Philips Electronics NV	656,195
28,288		Royal Dutch Shell PLC	871,371
3,511	@	Royal Numico NV	148,308
16,520		TPG NV	419,903
5,657		VNU NV	162,333
			4,225,704
		NEW ZEALAND: 0.1%
160,764		Auckland Intl. Airport Ltd.	256,745
			256,745

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		NORWAY: 2.9%
45,000		Acta Holding ASA	$108,149
14,526		DNB NOR ASA	151,929
25,050		Norsk Hydro ASA	2,373,266
7,500		Orkla ASA	294,209
5,110		Smedvig ASA	124,469
120,415		Statoil ASA	2,617,566
17,394		Telenor ASA	149,769
1,900	@	TGS Nopec Geophysical Co. ASA	57,242
27,400		Tomra Systems ASA	148,288
			6,024,887
		PERU: 0.1%
2,851		Southern Peru Copper Corp.	145,971
			145,971
		PHILIPPINES: 0.2%
7,480		Ayala Corp.	43,329
48,400		Bank of the Philippine Islands	43,534
2,346		Globe Telecom, Inc.	35,115
6,100	L	Philippine Long Distance Telephone ADR	177,327
			299,305
		POLAND: 4.1%
14,828		Agora SA	311,562
3,801		Bank BPH	664,608
10,111		Bank Handlowy w Warszawie	176,676
57,150		Bank Millennium SA	65,372
44,451		Bank Pekao SA	2,010,417
19,276	@	Bank Zachodni WBK SA	659,759
15,273	@	Budimex SA	193,089
13,619	@	CCC SA	71,437
5,755	@	Cersanit Krasnystaw SA	206,626
4,572		Grupa Kety SA	172,252
5,162		Inter Cars SA	43,103
1,975	@	Inter Groclin Auto SA	57,773
8,149		Orbis SA	61,309
4,510		Polska Grupa Farmaceutyczna SA	71,338
9,094		Polski Koncern Naftowy Orlen	146,374
302,080		Powszechna Kasa Oszczednosci Bank Polski SA	2,509,956
10,496		Sniezka SA	78,291
1,308	@	Stomil Sanok	47,469
101,574		Telekomunikacja Polska SA	690,764
78,920	@	ZM Duda SA	290,407
			8,528,582
		PORTUGAL: 0.2%
145,493		Banco Comercial Portugues SA	372,811
6,004		Jeronimo Martins	88,444
			461,255
		ROMANIA: 1.2%
895,328		Impact	134,566
1,069,500	@	Rolast AG	35,807
299,122		Romanian Bank for Development SA	487,543
154,500		SIF 1 Banat Crisana Arad	80,073
167,500		SIF 2 Moldova Bacau	74,657
127,000		SIF 3 Transilvania Brasov	68,892
232,500		SIF 4 Muntenia Bucuresti	85,151
147,500		SIF 5 Oltenia Craiova	75,935
8,537,510	@	SNP Petrom SA	1,386,414
585,000	@	Socep Constanta	53,159
			2,482,197

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		RUSSIA: 4.4%
49,900	L	LUKOIL ADR	$2,057,206
20,300	L	MMC Norilsk Nickel ADR	1,400,700
5,547		Moscow City Telephone ADR	85,146
1,706		North-West Telecom ADR	56,810
206		NovaTek OAO	422,300
6,471	@	NovaTek OAO GDR	133,626
30,535	L	OAO Gazprom ADR	1,219,557
3,971		Sberbank RF	2,998,106
2,289		Sibirtelecom OAO ADR	102,364
43,845	@	Tyumen Oil Co.	217,471
25,037		Uralsvyazinform ADR	172,255
30,398	L	VolgaTelecom ADR	216,738
			9,082,279
		SINGAPORE: 0.1%
124,000		Singapore Telecommunications Ltd.	206,584
			206,584
		SOUTH AFRICA: 0.4%
60,230		Nedcor Ltd.	778,961
			778,961
		SOUTH KOREA: 1.8%
10,410		Kookmin Bank	549,143
4,709		Samsung Electronics Co., Ltd.	2,580,631
2,308	#	Samsung Electronics Co., Ltd. GDR	635,054
			3,764,828
		SPAIN: 1.9%
10,492		ACS Actividades Cons y Serv	303,594
2,320		Altadis SA	98,010
36,144		Cintra Concesiones de Infraestructuras de Transporte SA	434,730
2,179		Corp Mapfre SA	36,440
46,243		Endesa SA	1,036,110
13,547		Fadesa Inmobiliaria SA	399,209
7,485		Grupo Empresarial Ence SA	211,742
11,051		Grupo Ferrovial SA	800,558
10,173		Inditex SA	272,119
13,654		Promotora de Informaciones SA	258,446
			3,850,958
		SWEDEN: 4.1%
6,426		Autoliv, Inc.	286,034
12,000	@	Capio AB	205,743
3,963	@	Elekta AB	186,526
31,400		Foreningssparbanken AB	743,647
30,514		Getinge AB	406,636
5,350		Hennes & Mauritz AB	190,820
1,700		Lindex AB	82,330
12,650	@	Modern Times Group AB	380,519
3,875		Nobia AB	64,278
174,000		Nordea Bank AB	1,667,646
64,224		Skandia Forsakrings AB	364,160
78,600		Skandinaviska Enskilda Banken AB	1,395,730
115,263		Skanska AB	1,491,264
3,500		Svenska Cellulosa AB	118,523
28,595		Svenska Handelsbanken	616,634
45,563		Telefonaktiebolaget LM Ericsson	156,160
10,500		TeliaSonera AB	51,974
			8,408,624

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		SWITZERLAND: 6.3%
2,059		Adecco SA	$103,071
1,140		BKW FMB Energie AG	76,926
16,241		Compagnie Financiere Richemont AG	573,983
11,020		Credit Suisse Group	461,831
38,267		Holcim Ltd.	2,371,056
10,606		Nestle SA	2,919,049
40,069		Novartis AG	1,953,964
22,057		Roche Holding AG	2,998,991
126		SGS SA	94,807
8,018		Swatch Group AG	1,153,066
2,545		UBS AG	209,063
394	@	Unique Zurich Airport	64,405
			12,980,212
		TURKEY: 3.7%
261,068		Akbank TAS	1,424,101
1,564		Aksigorta AS	7,350
18,906		Aygaz AS	44,679
30,305		Cimsa Cimento Sanayi VE Tica	173,570
346,008	@	Dogan Sirketler Grubu Holdings	993,090
301,833		Haci Omer Sabanci Holding AS	1,289,814
30,295		Hurriyet Gazetecilik AS	79,456
15,415	@	Is Finansal Kiralama AS	44,232
199,539		KOC Holding AS	913,952
15,366		Migros Turk TAS	120,769
11,212		Turkcell Iletisim Hizmet AS	61,124
499,434	@	Turkiye Garanti Bankasi AS	1,353,514
196,364		Turkiye Is Bankasi	1,099,735
21,449	@	Yapi ve Kredi Bankasi	92,356
			7,697,742
		UKRAINE: 0.1%
1,530	@, I	Centrenergo ADR	12,119
87	L, X	Ukrnafta Oil Co. ADR	18,704
16,172		UkrTelecom ADR	110,359
			129,063
		UNITED KINGDOM: 10.1%
8,220		Anglo American PLC	208,177
37,667		Associated British Ports Holdings PLC	309,801
27,141		BAA PLC	288,012
59,393		Barclays PLC	581,893
107,518		BG Group PLC	889,695
236,784		BP PLC	2,608,702
7,840		British Land Co. PLC	115,766
38,463		British Sky Broadcasting PLC	361,090
53,251		Burberry Group PLC	395,056
39,964		Cadbury Schweppes PLC	384,224
117,853		Compass Group PLC	509,436
130,480		Diageo PLC	1,799,511
11,193		Exel PLC	185,353
88,863		GlaxoSmithKline PLC	2,093,237
34,701		Highland Gold Mining Ltd.	89,966
57,211		Hilton Group PLC	291,786
21,638		Imperial Tobacco Group PLC	557,401
19,065	@	National Grid Transco PLC	176,041
31,540		Pearson PLC	377,812
92,954		Peninsular and Oriental Steam Navigation Co.	514,252
22,050	@	Peter Hambro Mining PLC	250,875
51,835		Prudential PLC	488,677
10,475		Reckitt Benckiser PLC	314,696
13,625		Royal Bank of Scotland Group PLC	405,448
6,059		SABMiller PLC	105,805
21,234		Scottish & Newcastle PLC	170,908
5,127		Scottish & Southern Energy PLC	88,305
83,964		Smith and Nephew PLC	797,591

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

12,254		Smiths Group PLC	$206,416
9,256	@	Telewest Global, Inc.	206,779
240,486		Tesco PLC	1,376,797
1,084,715		Vodafone Group PLC	2,798,739
7,043		Whitbread PLC	122,099
20,711		William Hill PLC	209,836
6,503		Wolseley PLC	135,605
45,728		WPP Group PLC	483,936
			20,899,723
		VENEZUELA: 0.1%
10,148		Cia Anonima Nacional Telefonos de Venezuela ADR	169,370
			169,370
		Total Common Stock (Cost $171,298,226)	199,865,571

EQUITY-LINKED SECURITIES: 0.6%
		INDIA: 0.4%
138,370	@, #, X	Bharti Televentures Ltd., Inc.	900,789
			900,789
		PHILIPPINES: 0.2%
24	@, #	Morgan Stanley-Equity Basket	362,529
			362,529
		Total Equity-Linked Securities (Cost $1,055,152)	1,263,318

PREFERRED STOCK: 0.6%
		GERMANY: 0.6%
1,764		Henkel KGaA	165,738
37,571		ProSieben SAT.1 Media AG	687,902
985		Rhoen Klinikum AG	70,679
5,834		Volkswagen AG	239,265
			1,163,584
		Total Preferred Stock (Cost $1,028,404)	1,163,584

Principal
Amount			Value

CORPORATE BONDS: 0.0%
		GUERNSEY: 0.0%
$2,844		Calyon Financial Products Guernsey Ltd., 0.000%, due 06/17/08	$52,350
			52,350
		Total Corporate Bonds
		(Cost $43,788)	52,350

OTHER BONDS: 0.2%
		VENEZUELA: 0.2%
274,000		Venezuela Government Intl. Bond, 9.250%, due 09/15/27	286,056

		Total Other Bonds
		(Cost $231,834)	286,056

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending CollateralCC: 2.4%
4,958,374		The Bank of New York Institutional Cash Reserves Fund		$4,958,374
		Total Short-Term Investments
		(Cost $4,958,374)		4,958,374
		Total Investments In Securities
		(Cost $178,615,778)*	100.8%	$207,589,253
		Other Assets and Liabilities—Net	(0.8)	(1,556,163)
		Net Assets	100.0%	$206,033,090

	Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $179,874,070.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,567,752
		Gross Unrealized Depreciation		(1,762,569)
		Net Unrealized Appreciation		$27,805,183

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Foreign Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets

Centrenergo ADR	1,530	12/17/03	$3,623	$12,119	0.01%

At July 31, 2005 the following forward foreign currency contracts were outstanding for the ING Foreign Fund:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
CZK
Czech Republic Koruna
18,657,207	Buy	10/21/05	$804,918	$754,579	$(50,339)

GBP
British Pound Sterling
809,800	Buy	08/31/05	1,539,098	1,424,448	(114,650)

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
GBP
British Pound Sterling
217,350	Buy	08/31/05	398,000	382,321	(15,679)

JPY
Japanese Yen
252,060,900	Buy	12/01/05	2,525,028	2,278,419	(246,609)

JPY
Japanese Yen
194,222,019	Buy	08/08/05	1,865,600	1,734,047	(131,553)

JPY
Japanese Yen
686,426,691	Buy	12/09/05	6,540,200	6,210,468	(329,732)

JPY
Japanese Yen
125,785,500	Buy	12/01/05	1,260,755	1,136,995	(123,760)

JPY
Japanese Yen
520,898,000	Buy	10/21/05	4,655,905	4,686,530	30,625

PLN
Polish Zloty
1,318,479	Buy	08/31/05	398,766	393,417	(5,349)

PLN
Polish Zloty
3,233,300	Buy	09/27/05	969,200	964,114	(5,086)

PLN
Polish Zloty
3,419,253	Buy	10/21/05	1,002,523	1,019,109	16,586

TRY
Turkish New Lira
2,728,959	Buy	10/20/05	1,893,375	2,008,528	115,153

TRY
Turkish New Lira
1,009,832	Buy	10/20/05	711,801	743,242	31,441

TRY
Turkish New Lira
1,625,419	Buy	11/28/05	1,146,276	1,182,622	36,346

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
TRY
Turkish New Lira
1,737,383	Buy	09/30/05	1,264,103	1,285,887	21,784

TRY
Turkish New Lira
1,208,237	Buy	09/27/05	882,054	895,065	13,011

TRY
Turkish New Lira
880,579	Buy	10/07/05	641,774	650,471	8,697

TRY
Turkish New Lira
475,000	Buy	09/26/05	348,598	351,992	3,394

TRY
Turkish New Lira
880,579	Sell	10/07/05	608,000	650,470	(42,470)

CZK
Czech Republic Koruna
2,567,852	Sell	10/11/05	111,000	103,797	7,203

TRY
Turkish New Lira
2,728,959	Sell	10/20/05	1,865,700	2,008,529	(142,829)

CZK
Czech Republic Koruna
18,657,207	Sell	10/21/05	806,000	754,579	51,421

TRY
Turkish New Lira
1,009,832	Sell	10/20/05	696,100	743,242	(47,142)

CZK
Czech Republic Koruna
19,081,262	Sell	10/21/05	831,500	771,730	59,770

CZK
Czech Republic Koruna
15,501,997	Sell	11/30/05	641,400	628,501	12,899

HUF
Hungarian Forint
94,082,823	Sell	08/31/05	459,400	465,087	(5,687)

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of July 31, 2005 (Unaudited)(continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
PLN
Polish Zloty
1,318,479	Sell	08/31/05	393,300	393,417	(117)

TRY
Turkish New Lira
1,625,419	Sell	11/28/05	1,104,000	1,182,622	(78,622)

PLN
Polish Zloty
2,611,452	Sell	08/31/05	781,100	779,223	1,877

HUF
Hungarian Forint
202,677,275	Sell	08/31/05	992,300	1,004,742	(12,442)

CZK
Czech Republic Koruna
17,206,100	Sell	08/31/05	766,760	693,950	72,810

TRY
Turkish New Lira
1,435,885	Sell	09/26/05	1,028,940	1,064,043	(35,103)

HUF
Hungarian Forint
97,214,072	Sell	09/29/05	472,509	479,511	(7,002)

TRY
Turkish New Lira
1,737,383	Sell	09/30/05	1,254,428	1,285,887	(31,459)

PLN
Polish Zloty
6,935,154	Sell	10/21/05	2,011,472	2,067,024	(55,552)

EUR
Euro
489,900	Sell	10/13/05	590,104	596,961	(6,857)

					$(1,005,022)

Percentage of
Industry	Net Assets
Advertising	0.6%
Aerospace/Defense	0.1
Agriculture	1.3
Apparel	0.4
Auto Manufacturers	1.7
Auto Parts and Equipment	0.9
Banks	23.4
Beverages	2.3
Building Materials	3.1
Chemicals	1.0
Closed-end Funds	0.2
Commercial Services	1.2
Computers	0.2
Cosmetics/Personal Care	0.4
Distribution/Wholesale	0.1
Diversified Financial Services	2.5
Electric	2.7
Electrical Components and Equipment	0.4
Electronics	0.5
Engineering and Construction	4.1
Entertainment	0.2
Environmental Control	0.1
Food	3.4
Food Service	0.3
Forest Products and Paper	0.4
Gas	0.2
Hand/Machine Tools	0.2
Healthcare-Products	0.8
Healthcare-Services	0.7
Holding Companies-Diversified	2.9
Home Builders	0.0
Home Furnishings	1.1
Household Products/Wares	0.4
Insurance	1.6
Internet	0.0
Investment Companies	2.5
Leisure Time	0.1
Lodging	0.1
Machinery-Diversified	0.2
Media	2.6
Mining	3.7
Miscellaneous Manufacturing	0.8
Office/Business Equipment	0.6
Oil and Gas	12.0
Oil and Gas Services	0.2
Packaging and Containers	0.0
Pharmaceuticals	4.8
Real Estate	0.4
Retail	1.8
Semiconductors	1.6
Sovereign	0.2
Telecommunications	5.5
Textiles	0.2
Transportation	1.3
Water	0.4
Securities Lending Collateral	2.4
Other Assets and Liabilities, Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING International Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.9%
		AUSTRALIA: 1.2%
168,600		Santos Ltd.	$1,376,664
			1,376,664
		BELGIUM: 2.0%
14,400		Belgacom SA	509,769
61,500		Fortis	1,798,815
			2,308,584
		BRAZIL: 1.0%
75,700	L	Tele Norte Leste Participacoes SA ADR	1,186,219
			1,186,219
		CANADA: 1.1%
29,406		EnCana Corp.	1,210,588
			1,210,588
		CHINA: 0.5%
990,000		Aluminum Corp. of China Ltd.	566,231
			566,231
		DENMARK: 3.5%
27,900		H Lundbeck A/S	690,358
73,700		TDC A/S	3,316,639
			4,006,997
		FINLAND: 0.7%
38,800		UPM-Kymmene Oyj	752,563
			752,563
		FRANCE: 4.8%
18,578		Societe Generale	2,031,220
42,245		Suez SA	1,161,835
5,339		Total SA	1,337,556
7,400		Total SA ADR	925,000
			5,455,611
		GERMANY: 7.2%
20,007		Allianz AG	2,543,282
6,500	@	Conergy AG	680,569
22,800		RWE AG	1,523,444
20,550		Schering AG	1,296,324
13,974		Siemens AG	1,076,925
11,000		Solarworld AG	1,065,642
			8,186,186
		GREECE: 0.9%
35,688		Alpha Bank AE	991,081
			991,081

PORTFOLIO OF INVESTMENTS

ING International Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		HONG KONG: 5.5%
63,000	L	China Mobile Hong Kong Ltd. ADR	$1,270,710
340,000		Hang Lung Properties Ltd.	538,724
210,000		Henderson Land Development	1,058,203
382,500		Hong Kong Electric Holdings	1,816,016
312,000		Hong Kong Exchanges and Clearing Ltd.	967,752
570,000	L	Sino Land Co.	670,785
			6,322,190
		IRELAND: 0.7%
42,300		Irish Life & Permanent PLC	765,514
			765,514
		JAPAN: 23.8%
118,000		Amano Corp.	1,459,946
37,700		Aruze Corp.	786,314
82,000		Chubu Electric Power Co., Inc.	1,984,522
631		eAccess Ltd.	436,588
202,000		Hino Motors Ltd.	1,182,131
173		Japan Retail Fund Investment Corp.	1,480,538
87,000		Koyo Seiko Co., Ltd.	1,226,565
14,400		Kyocera Corp.	1,017,467
244		Mitsubishi Tokyo Financial Group, Inc.	2,038,848
8,110		Nippon Television Network Corp.	1,104,577
121,000		Nomura Holdings, Inc.	1,436,377
22,000		Promise Co., Ltd.	1,339,124
570,000	@	Resona Holdings, Inc.	1,009,976
105,000		Sekisui House Ltd.	1,059,784
72,000		Sharp Corp.	1,089,659
127,000		Sumitomo Trust & Banking Co., Ltd.	783,230
19,250		T&D Holdings, Inc.	912,568
59,100		Takeda Pharmaceutical Co., Ltd.	3,027,953
33,000		Tokushima Bank Ltd.	281,806
80,000		Tokuyama Corp.	642,864
80,500		Tokyo Electric Power Co., Inc.	1,931,751
29,100		Toyota Motor Corp.	1,103,241
			27,335,829
		LUXEMBOURG: 0.6%
33,056		Arcelor	710,157
			710,157
		MALAYSIA: 2.1%
811,500		Tenaga Nasional Bhd	2,401,720
			2,401,720
		PERU: 1.1%
24,800		Southern Peru Copper Corp.	1,269,760
			1,269,760
		NETHERLANDS: 6.1%
49,800	@	ASML Holding NV	876,622
107,631	@	BE Semiconductor Industries NV	516,486
18,229		European Aeronautic Defense and Space Co.	611,756
67,533		Heineken NV	2,152,533
39,080		Royal Dutch Shell PLC	1,203,802
24,000		Unilever NV	1,611,249
			6,972,448
		NEW ZEALAND: 1.7%
802,350		Fisher & Paykel Healthcare Corp.	1,914,587
			1,914,587

PORTFOLIO OF INVESTMENTS

ING International Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		SOUTH AFRICA: 1.3%
129,000		JD Group Ltd.	$1,447,248
			1,447,248
		SOUTH KOREA: 1.9%
12,850		Kookmin Bank	677,857
5,350	@	NHN Corp.	656,089
10,880		S-Oil Corp.	824,199
			2,158,145
		SPAIN: 1.3%
36,193		Banco Bilbao Vizcaya Argentaria SA	610,070
54,912		Telefonica SA	924,385
			1,534,455
		SWEDEN: 1.0%
95,134		Swedish Match AB	1,191,306
			1,191,306
		SWITZERLAND: 9.1%
4,606	@	Barry Callebaut AG	1,211,198
12,810		Nestle SA	3,525,646
29,438		Novartis AG	1,435,544
19,280		Novartis AG ADR	939,129
11,294		Roche Holding AG	1,535,594
35,600		STMicroelectronics NV	613,947
14,086		UBS AG	1,157,116
			10,418,174
		UNITED KINGDOM: 19.8%
19,218		AstraZeneca PLC	869,971
278,000		BP PLC	3,062,789
114,300		Cadbury Schweppes PLC	1,098,908
161,261		Capita Group PLC	1,025,427
137,544		GlaxoSmithKline PLC	3,239,954
52,190		HBOS PLC	793,176
88,000		HSBC Holdings PLC	1,425,320
94,200		Imperial Tobacco Group PLC	2,426,617
1,364,700		Legal & General Group PLC	2,745,630
169,753		Reed Elsevier PLC	1,568,555
61,000		Severn Trent PLC	1,049,691
101,600	@	Sportingbet PLC	663,749
1,044,249		Vodafone Group PLC	2,694,330
			22,664,117
		Total Common Stock (Cost $101,434,735)	113,146,374

PREFERRED STOCK: 1.6%
		GERMANY: 1.6%
18,900		Henkel KGaA	1,775,769

		Total Preferred Stock (Cost $1,760,237)	1,775,769

		Total Long-Term Investments (Cost $103,194,972)	114,922,143

PORTFOLIO OF INVESTMENTS

ING International Fund	as of July 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.0%
		Repurchase Agreement: 1.3%
$1,439,000		Morgan Stanley Repurchase Agreement dated 07/29/05, 3.300%, due 08/01/05, $1,439,396 to be received upon repurchase (Collateralized by $1,445,000 Federal National Mortgage Association, 4.375%, Market Value plus accrued interest $1,468,234, due 10/15/06)		$1,439,000
		Total Repurchase Agreement (Cost $1,439,000)		1,439,000
		Securities Lending CollateralCC: 2.7%
3,118,864		The Bank of New York Institutional Cash Reserves Fund		3,118,864
		Total Securities Lending Collateral (Cost $3,118,864)		3,118,864
		Total Short-Term Investments (Cost $4,578,864)		4,557,864
		Total Investments In Securities
		(Cost $107,752,836)*	104.5%	$119,480,007
		Other Assets and Liabilities—Net	(4.5)	(5,164,450)
		Net Assets	100.0%	$114,315,557

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
	*	Cost for federal income tax purposes is $108,295,731.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,985,425
		Gross Unrealized Depreciation		(2,801,149)
		Net Unrealized Appreciation		$11,184,276

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Agriculture	3.2
Auto Manufacturers	2.0
Auto Parts and Equipment	1.1
Banks	11.9
Beverages	1.9
Chemicals	0.6
Commercial Services	0.9
Diversified Financial Services	3.9
Electric	8.4
Electrical Components and Equipment	1.5
Electronics	0.9
Energy-Alternate Sources	0.9
Entertainment	0.6
Food	6.5

Forest Products and Paper	0.7
Healthcare-Products	1.7
Home Builders	0.9
Housewares	1.5
Insurance	5.4
Internet	1.0
Iron/Steel	0.6
Leisure Time	0.7
Media	2.3
Mining	1.6
Miscellaneous Manufacturing	2.2
Oil and Gas	8.7
Pharmaceuticals	11.4
Real Estate	2.0
Real Estate Investment Trusts	1.3
Retail	1.3
Semiconductors	1.8
Telecommunications	8.7
Water	1.9
Repurchase Agreement	1.3
Securities Lending Collateral	2.7
Other Assets and Liabilities, Net	(4.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING International SmallCap Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.2%
		AUSTRALIA: 7.2%
88,126		Adelaide Bank Ltd.	$818,727
194,824		Adelaide Brighton Ltd.	286,436
27,801		Alesco Corp. Ltd.	161,810
57,400	@	ARC Energy Ltd.	82,693
51,200		Australian Stock Exchange Ltd.	996,215
174,492		Babcock & Brown Ltd.	2,034,784
104,988	L	Baycorp Advantage Ltd.	307,487
246,920		Billabong Intl. Ltd.	2,661,964
128,464		Corporate Express Australia Ltd.	596,662
148,417		Excel Coal Ltd.	827,036
28,900		Healthscope Ltd.	108,982
409,070		Jubilee Mines NL	2,473,017
28,463		Leighton Holdings Ltd.	272,229
133,219		MacArthur Coal Ltd.	744,169
715,175	L	Metcash Ltd.	2,228,632
240,614		Minara Resources Ltd.	341,541
195,610	@	PMP Ltd.	206,599
67,765		Record Investments Ltd.	304,489
129,100	@	Tap Oil Ltd.	271,316
89,282		UNiTAB Ltd.	952,600
85,688	L	United Group Ltd.	598,174
2,755,210		Zinifex Ltd.	6,664,583
			23,940,145
		AUSTRIA: 0.3%
5,442		Andritz AG	521,849
2,636		Boehler-Uddeholm AG	399,534
			921,383
		BELGIUM: 0.8%
12,633		Colruyt SA	1,734,116
35,201		Compagnie Maritime Belge SA	1,047,544
			2,781,660
		CANADA: 4.0%
159,700	@	Algoma Steel, Inc.	3,999,176
122,400		IPSCO, Inc.	6,583,512
14,400		Northbridge Financial Corp.	372,935
7,400	@, L	Novatel, Inc.	240,500
107,000	@	RONA, Inc.	2,125,250
			13,321,373
		CHINA: 1.2%
2,806,000	L	Angang New Steel Co., Ltd.	1,398,895
218,000		Anhui Expressway Co.	151,356
300,000		Dongfang Electrical Machinery Co., Ltd.	334,963
82,000		FU JI Food and Catering Services Holdings Ltd.	73,305
4,950,000		Sinopec Shanghai Petrochemical Co., Ltd.	1,752,589
280,000		Tingyi Cayman Islands Holding Corp,	86,437
294,000		Travelsky Technology Ltd.	272,009
			4,069,554
		DENMARK: 2.4%
9,400		Auriga Industries	298,330
130		D/S Norden	63,911

PORTFOLIO OF INVESTMENTS

ING International SmallCap Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

28,050		D/S Torm A/S	$1,454,508
249,800		GN Store Nord	2,781,592
67,400	@	Jyske Bank	3,171,429
5,910		Sydbank A/S	142,819
			7,912,589
		FINLAND: 1.6%
140,850		Nokian Renkaat OYJ	2,864,708
70,500		Pohjola Group PLC	1,075,838
95,500		Raisio PLC	317,773
64,400		Rautaruukki Oyj	1,106,972
			5,365,291
		FRANCE: 7.5%
9,932	@	Alten	294,480
45,581	@	Axalto Holding NV	1,576,677
299,300	@	Bull SA	242,638
19,122		CFF Recycling	482,026
30,010	@, L	Compagnie Generale de Geophysique SA	2,845,006
301,937		Elior	4,048,564
825		Eramet SLN	93,194
8,745		Groupe Bourbon	621,476
3,280		Kaufman & Broad SA	221,888
82,583		Neopost SA	7,692,538
12,798		Nexans SA	569,731
12,050		Nexity	510,294
36,340		Oberthur Card Systems SA	331,389
2,491		Trigano SA	201,687
47,034	@	UBISOFT Entertainment	2,609,591
7,935		Vallourec	2,886,810
			25,227,989
		GERMANY: 3.5%
9,414		Bechtle AG	230,954
2,043		Deutsche Wohnen AG	481,024
25,025	@, L	EM.TV AG	167,506
6,966		MPC Muenchmeyer Petersen Capital AG	503,445
64,365		Salzgitter AG	2,048,456
58,575		Schwarz Pharmaceuticals AG	2,924,115
1,948		Solarworld AG	188,715
34,486	@	Techem AG	1,516,554
39,387		Wincor Nixdorf AG	3,577,236
			11,638,005
		GREECE: 2.1%
110,240		Germanos SA	1,832,765
134,600		Tsakos Energy Navigation Ltd.	5,209,020
			7,041,785
		HONG KONG: 4.4%
2,090,000		Cnpc Hong Kong Ltd.	391,436
1,408,000		Emperor Intl. Holdings	251,739
202,000	L	Jinhui Shipping & Transportation Ltd.	734,961
434,000		Midland Realty Holdings	270,748
2,569,000		New World Development Ltd.	3,420,013
777,200		Orient Overseas Intl. Ltd.	3,589,232
1,659,000	L	Pacific Basin Shipping Ltd.	792,372
4,808,000		Solomon Systech Intl. Ltd.	1,523,138
8,040,000	L	Titan Petrochemicals Group Ltd.	753,355
85,000		Vtech Holdings Ltd.	230,693
371,500		Wing Hang Bank Ltd.	2,645,516
			14,603,203

PORTFOLIO OF INVESTMENTS

ING International SmallCap Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		IRELAND: 0.2%
24,343		Kerry Group PLC	$608,877
			608,877
		ITALY: 1.8%
80,569		Aedes S.p.A.	563,258
82,586		Astaldi S.p.A.	512,303
220,621	L	Banca Finnat Euramerica S.p.A.	329,924
194,213		Cremonini S.p.A.	559,336
24,995		Davide Campari-Milano S.p.A	194,871
97,845		ERG S.p.A.	2,080,160
105,140		Esprinet S.p.A	798,966
41,454	@	Istituto Finanziario Industriale S.p.A.	649,590
2,550		Pirelli & C Real Estate S.p.A	153,552
41,115		Sogefi S.p.A.	236,609
			6,078,569
		JAPAN: 28.6%
7,500		Aeon Fantasy Co., Ltd.	172,629
42,400		Aichi Corp.	236,851
63,000	L	Alps Electric Co., Ltd.	944,052
370,200		AOC Holdings, Inc.	5,792,684
75,000		Asahi Soft Drinks Co., Ltd.	878,810
98,000		Asics Corp.	475,278
194	L	Asset Managers Co., Ltd.	1,004,708
95,601		Bosch Automotive Systems Corp.	545,105
164,000		Brother Industries Ltd.	1,378,769
15,000		Canon Finetech, Inc.	319,313
24,300		Century Leasing System, Inc.	256,847
3,000	@	Chiba Kogyo Bank Ltd.	34,938
117,000		Chiyoda Corp.	1,617,520
823,000	@	Chori Co., Ltd.	1,715,127
42,700		Circle K Sunkus Co., Ltd.	930,412
47,000		Cosmo Oil Co., Ltd.	209,199
11	@	Crayfish Co., Ltd.	244,736
711,000	L	Daiichi Chuo Kisen Kaisha	1,467,019
101,000		Daimaru, Inc.	916,568
504,200	@	DIA Kensetsu Co., Ltd.	748,934
59,000		Diamond Lease Co., Ltd.	2,309,805
35,800		Eizo Nanao Corp.	1,180,587
369		en-japan, Inc.	1,980,025
4,000		Excel Co., Ltd.	89,305
12,400		FamilyMart Co., Ltd.	362,313
7,500		Fancl Corp.	334,714
867,000		Fuji Fire & Marine Insurance Co., Ltd.	2,594,112
17,700		Fuji Machine Manufacturing Co., Ltd.	205,986
97,500		Fujitsu Frontech Ltd.	1,069,394
42,000	@, L	Fujitsu General Ltd.	155,231
222,900	L	Glory Ltd.	3,551,575
12,010	L	Gulliver Intl. Co., Ltd.	1,599,969
15,000		Hisamitsu Pharmaceutical Co., Inc.	394,637
119,000		Hodogaya Chemical Co., Ltd.	684,074
23,300		Hosiden Corp.	237,759
50,000		Ichiyoshi Securities Co., Ltd.	454,332
55,000		Iino Kaiun Kaisha Ltd.	284,946
38,000		Inabata & Co., Ltd.	329,037
885,000	L	Isuzu Motors Ltd.	2,517,371
44		IXI Co., Ltd.	136,904
141,900	L	Japan General Estate Co., Ltd.	1,569,769
13,600		Japan Petroleum Exploration Co.	611,667
69,000		Jidosha Buhin Kogyo Co., Ltd.	347,422
14,900		Kanto Auto Works Ltd.	175,723
15,200		Keihin Corp.	265,581
292,000	L	Kenwood Corp.	515,610
38,000		Kikkoman Corp.	343,742
212,000		Kinden Corp.	1,558,742

PORTFOLIO OF INVESTMENTS

ING International SmallCap Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

156,000	@	Kumagai Gumi Co., Ltd.	$437,812
791,000	L	Kyoei Tanker Co., Ltd.	2,946,075
108,000		Makita Corp.	2,278,113
15,100		Mars Engineering Corp.	417,091
1,223,000		Marubeni Corp.	4,532,570
162,000		Maruha Group, Inc.	464,032
46,000		Mitsui-Soko Co., Ltd.	177,709
3,900		Moshi Moshi Hotline, Inc.	371,269
66,000		Nabtesco Corp.	481,472
231,000		Nakayama Steel Works Ltd.	1,049,950
506,000	L	Nippon Metal Industry Co., Ltd.	940,351
487,000	L	Nippon Shinpan Co., Ltd.	3,019,012
152,000		Nippon Suisan Kaisha Ltd.	611,762
367,000	L	Nippon Yakin Kogyo Co., Ltd.	1,270,639
78,000		Nissan Chemical Industries Ltd.	896,138
834,000	L	Nissan Diesel Motor Co., Ltd.	3,451,313
42,000		Nissan Shatai Co., Ltd.	298,771
504,000		Nisshin Steel Co., Ltd.	1,245,854
24,400		Nissin Kogyo Co., Ltd.	907,647
11,900		Nitta Corp.	171,005
4,900		Noritsu Koki Co., Ltd.	91,477
165,000	L	Pacific Metals Co., Ltd.	676,125
16,100		Point, Inc.	672,653
32,400		Ricoh Leasing Co., Ltd.	758,739
28	L	Round One Corp.	71,451
13,800		Ryohin Keikaku Co., Ltd.	664,656
15,000		San-Ai Oil Co., Ltd.	69,331
52,500		Santen Pharmaceutical Co., Ltd.	1,194,923
9,400		Sanyo Shinpan Finance Co., Ltd.	661,685
96		Sapporo Hokuyo Holdings Inc.	725,896
4,100		Seijo Corp.	91,347
333,000	L	Shinwa Kaiun Kaisha Ltd.	947,963
46,000		Sodick Co., Ltd.	528,296
13,400		STB Leasing Co., Ltd.	220,180
22,600		Sumisho Lease Co., Ltd.	813,862
43,000		Sumitomo Heavy Industries Ltd.	206,086
41,000		Sumitomo Rubber Industries, Inc.	413,125
5,900		Sundrug Co., Ltd.	246,861
16,400		Tachi-S Co., Ltd.	187,945
58,000		Takagi Securities Co., Ltd.	178,182
35,400	@, L	Tamron Co., Ltd.	573,465
96,000		Toa Corp.	186,439
130,000		Toagosei Co., Ltd.	592,082
4,900		Tocalo Co., Ltd.	101,894
47,000		Toho Gas Co., Ltd.	195,023
87,000		Tokyo Buhin Kogyo Co., Ltd.	422,006
26,500		Tokyo Leasing Co., Ltd.	367,061
3,000		Tomen Electronics Corp.	78,316
9,500	L	Tomy Co., Ltd.	154,822
523,000		Tonichi Carlife Group, Inc.	2,763,931
117,000	@	Towa Real Estate Development Co., Ltd.	366,118
154,000		Toyo Suisan Kaisha Ltd.	2,511,175
8,500		Trusco Nakayama Corp.	182,679
20,600		UFJ Central Leasing Co., Ltd.	871,349
44,600		Yamaha Corp.	722,395
133,000		Yamato Kogyo Co., Ltd.	1,674,158
68,000		Yamazen Corp.	287,035
20,000		Yokogawa Bridge Corp.	108,333
25,500		Yonekyu Corp.	311,599
877,000	@,L	Yuasa Trading Co., Ltd.	1,430,408
15,300		Yusen Air & Sea Service Co., Ltd.	555,042
			95,594,529
		LIECHTENSTEIN: 0.0%
1,170		Verwalt & Privat-Bank AG	178,615
			178,615

PORTFOLIO OF INVESTMENTS

ING International SmallCap Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		LUXEMBOURG: 0.1%
5,900	@	SBS Broadcasting SA	$281,961
			281,961
		MALAYSIA: 0.1%
698,600		Lion Industries Corp. Bhd	226,937
			226,937
		NETHERLANDS: 3.4%
69,729		Aalberts Industries NV	3,739,658
2,900		Athlon Holding NV	77,115
8,449		Boskalis Westminster	338,755
19,436		CSM	615,222
7,683		Exact Holding NV	208,760
42,312		James Hardie Industries NV	283,401
23,000		Koninklijke BAM Groep NV	1,637,062
25,566		Nutreco Holding NV	1,109,610
49,700		Stork NV	2,351,701
27,698		United Services Group NV	784,340
6,212		Univar NV	231,356
			11,376,980
		NEW ZEALAND: 0.1%
53,239		Fletcher Building Ltd.	264,908
			264,908
		PAPUA NEW GUINEA: 3.0%
3,905,557		Oil Search Ltd.	9,888,773
			9,888,773
		PORTUGAL: 0.1%
10,300	@	Impresa SGPS	66,852
15,805		Jeronimo Martins	232,820
			299,672
		SINGAPORE: 0.9%
1,880,000	L	Hi-P Intl. Ltd.	1,761,264
64,000		Jardine Cycle & Carriage Ltd.	515,330
133,000	L	Singapore Petroleum Co., Ltd.	408,298
49,000		Venture Corp., Ltd.	471,184
			3,156,076
		SOUTH KOREA: 3.1%
51,850		Dongbu Insurance Co., Ltd.	583,763
143,450		Dongyang Mechatronics Corp.	537,577
18,900		Halla Engineering & Construction	381,206
17,450		Hanshin Construction	218,719
34,370	@	Hyundai Merchant Marine	545,533
34,870		INI Steel Co.	589,525
26,960		Korean Petrochemical Ind. Co., Ltd.	747,023
224,050	@	KP Chemical Corp.	1,259,415
11,030		Kyeryong Construction Industrial Co., Ltd.	275,404
9,020		Nexen Tire Corp.	163,863
805,810	@	Pantech & Curitel Communications, Inc.	1,445,161
44,384		People & Telecommunication, Inc.	315,574
28,830		SeAH Steel Corp.	846,708
35,771		SFA Engineering Corp.	874,381
1,099,210		Tongil Heavy Industries Co., Ltd.	1,517,372
			10,301,224

PORTFOLIO OF INVESTMENTS

ING International SmallCap Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		SPAIN: 2.2%
4,178	@	Banco Pastor SA	$177,227
964		Cementos Portland Valderrivas SA	79,546
183,699		Fadesa Inmobiliaria SA	5,413,335
8,130		Grupo Empresarial Ence SA	229,988
253,606	L	Tubacex SA	949,740
88,700	L	Uralita SA	457,728
			7,307,564
		SWEDEN: 0.6%
172,800		Eniro AB	1,940,165
4,350	@	Modern Times Group AB	130,851
			2,071,016
		SWITZERLAND: 3.2%
1,339		AFG Arbonia-Forster Holding	397,424
104,169		Baloise Holding AG	5,447,232
1,295	@	Barry Callebaut AG	340,534
4,540		Bucher Industries AG	319,706
6,560		Charles Voegele Holding AG	451,719
3,448		Geberit AG	2,327,201
80		Hiestand Holding AG	66,506
815		SGS SA	613,239
6,346	@	Ypsomed Holding AG	792,197
			10,755,758
		TAIWAN: 0.4%
1,648,000		Micro-Star Int. Co., Ltd.	1,235,870
277,000		Vanguard Intl. Semiconductor Corp.	246,309
			1,482,179
		TURKEY: 3.0%
32,369		Aksa Akrilik Kimya Sanayii	320,467
15,000		Anadolu Efes Biracilik Ve Malt Sanayii AS	338,196
181,497	@	Ayen Enerji	303,981
297,293	@	Beko Elektronik	612,860
186,274		Bolu Cimento Sanayii	298,382
276,305		Bossa Ticaret Sanayi Isletme	245,731
203,000	@	Dogan Sirketler Grubu Holdings	582,638
310,212		Doktas Dokumculuk Ticaret	437,417
34,270	@	Efes Sinai Yatirim Holding AS	269,932
28,916	@	Goodyear Lastikleri TAS	297,642
746,616		Ihlas Holding	466,982
64,236		Mardin Cimento Sanayii	202,121
264,065	@	Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,312,070
299,692	@	Petrol Ofisi	1,069,087
172,470	@	TAT Konserve	318,392
32,350	@	Turcas Petrolculuk AS	200,601
61,364		Turk Ekonomi Bankasi AS	584,476
274,917		Turk Sise ve Cam Fabrikalari AS	990,001
244,000	@	Yapi ve Kredi Bankasi	1,050,624
			9,901,600
		UNITED KINGDOM: 12.4%
30,600		Admiral Group PLC	199,373
211,837		Amlin PLC	688,232
97,400		Barratt Developments PLC	1,236,496
61,968		Body Shop Intl. PLC	250,860
348,206		BPB PLC	4,374,739
30,287		Britannic Group PLC	332,927
39,399		Burberry Group PLC	292,291
1,372,980		Cobham PLC	3,470,495
21,962		Cranswick PLC	249,173

PORTFOLIO OF INVESTMENTS

ING International SmallCap Fund	as of July 31, 2005 (Unaudited)(continued)

Shares				Value

41,100		Dairy Crest Group PLC		$367,765
84,742	@	Dana Petroleum PLC		1,036,248
109,657		De Vere Group PLC		1,100,454
70,985		First Choice Holidays PLC		234,199
12,264		Games Workshop Group PLC		82,589
34,500	@	Gyrus Group PLC		184,697
919,865		HMV Group PLC		3,970,339
47,900		Inchcape PLC		1,701,523
43,900		Intertek Group PLC		549,974
976,048	@	Jazztel PLC		1,190,583
160,817		Man Group PLC		4,592,839
176,367		Mcbride PLC		450,117
22,041		Northgate PLC		382,004
91,800		Paladin Resources PLC		410,718
110,623		Paragon Group of Cos. PLC		924,466
686,950		Pendragon PLC		3,496,871
574,285		Pennon Group PLC		3,425,199
203,829		SIG PLC		2,357,111
217,200		Somerfield PLC		762,732
249,600	@	Sportingbet PLC		1,630,627
91,100		Stanley Leisure PLC		868,028
57,039		TT electronics PLC		160,090
20,988		Ultra Electronics Holdings PLC		322,130
				41,295,889
		VENEZUELA: 0.0%
9,300		Cia Anonima Nacional Telefonos de Venezuela - CANTV		155,217
				155,217
		Total Common Stock (Cost $291,212,129)		328,049,321

Principal Amount				Value

SHORT-TERM INVESTMENTS: 10.3%
		Securities Lending CollateralCC: 10.3%
$34,500,560		The Bank of New York Institutional Cash Reserves Fund		$34,500,560
		Total Securities Lending Collateral (Cost $34,500,560)		34,500,560
		Total Investments In Securities
		(Cost $325,712,689)*	108.5%	$362,549,881
		Other Assets and Liabilities—Net	(8.5)	(28,419,709)
		Net Assets	100.0%	$334,130,172

		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
	*	Cost for federal income tax purposes is $326,036,137.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$50,703,294
		Gross Unrealized Depreciation		(14,189,550)
		Net Unrealized Appreciation		$36,513,744

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	1.0
Apparel	1.0
Auto Manufacturers	1.9
Auto Parts and Equipment	2.6
Banks	3.0
Beverages	0.5
Building Materials	3.3
Chemicals	2.0
Coal	0.5
Commercial Services	1.0
Computers	2.1
Cosmetics/Personal Care	0.2
Distribution/Wholesale	3.5
Diversified Financial Services	6.0
Electric	0.5
Electrical Components and Equipment	0.8
Electronics	2.0
Engineering and Construction	2.4
Entertainment	1.1
Food	4.3
Food Service	1.2
Forest Products and Paper	0.1
Gas	0.1
Hand/Machine Tools	0.7
Healthcare-Products	0.3
Holding Companies-Diversified	0.4
Home Builders	1.5
Home Furnishings	0.7
Household Products/Wares	0.3
Housewares	0.3
Insurance	3.4
Internet	0.7
Iron/Steel	6.9
Leisure Time	0.3
Lodging	0.3
Machinery-Construction and Mining	0.1
Machinery-Diversified	1.5
Media	0.8
Metal Fabricate/Hardware	1.7
Mining	3.1
Miscellaneous Manufacturing	3.0
Office/Business Equipment	2.4
Oil and Gas	6.3
Oil and Gas Services	1.1
Pharmaceuticals	1.4
Real Estate	4.0
Retail	6.5
Semiconductors	0.5
Software	0.9
Telecommunications	1.8
Textiles	0.1
Toys/Games/Hobbies	0.1
Transportation	5.9
Securities Lending Collateral	10.3
Other Assets and Liabilities, Net	(8.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.8%
		AUSTRALIA: 2.0%
33,050		Alumina Ltd.	$144,722
			144,722
		BELGIUM: 1.9%
3,900		Belgacom SA	138,062
			138,062
		CANADA: 6.6%
8,700		Barrick Gold Corp.	213,151
3,600	@	OPTI Canada, Inc.	86,920
4,300		Placer Dome, Inc.	59,641
2,250		Suncor Energy, Inc.	110,025
			469,737
		FINLAND: 2.1%
6,150		Metso Oyj	148,329
			148,329
		FRANCE: 5.7%
430		Areva SA	201,288
1,340		Technip SA	71,764
3,330		Thales SA	135,149
			408,201
		GERMANY: 3.1%
2,570		Deutsche Bank AG	222,305
			222,305
		HONG KONG: 3.0%
36,700		CLP Holdings Ltd.	212,146
			212,146
		ITALY: 4.0%
5,100		ENI S.p.A.	144,750
51,800		Telecom Italia S.p.A.	139,273
			284,023
		JAPAN: 30.6%
12,000		Dai Nippon Printing Co., Ltd.	188,074
6,600		Fuji Photo Film Co., Ltd.	205,549
21,000		Kirin Brewery Co., Ltd.	196,588
6,600		Makita Corp.	139,218
9,000		Matsushita Electric Industrial Co., Ltd.	146,243
1,800		Nintendo Co., Ltd.	189,073
6,050		Nippon Telegraph & Telephone Corp. ADR	133,100
10,290		Sankyo Co., Ltd.	203,413
21,000		Sekisui House Ltd.	211,957
16,000		Shiseido Co., Ltd.	218,247
3,450		Takefuji Corp.	223,258
11,000		Wacoal Corp.	136,371
			2,191,091

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2005 (Unaudited)(continued)

Shares				Value

		NETHERLANDS: 4.8%
9,486		Aegon NV		$135,936
3,282		Royal Dutch Shell PLC ADR		208,965
				344,901
		PAPUA NEW GUINEA: 1.0%
70,400	@	Lihir Gold Ltd.		69,374
				69,374
		PORTUGAL: 3.0%
80,340		Energias de Portugal SA		214,636
				214,636
		SOUTH AFRICA: 3.9%
3,950		AngloGold Ashanti Ltd. ADR		135,801
1,520		Impala Platinum Holdings Ltd.		140,770
				276,571
		SOUTH KOREA: 6.0%
8,050		Korea Electric Power Corp. ADR		140,634
10,000		KT Corp. ADR		221,401
1,300		POSCO ADR		64,870
				426,905
		SWITZERLAND: 3.3%
410		Swisscom AG		135,678
4,920		Xstrata PLC		104,706
				240,384
		TAIWAN: 3.0%
9,950		Chunghwa Telecom Co., Ltd. ADR		214,025
				214,025
		UNITED KINGDOM: 11.8%
43,120		J. Sainsbury PLC		211,999
7,040		Lonmin PLC		141,885
29,900		Misys PLC		123,254
47,250		Northern Foods PLC		128,013
200		Rio Tinto PLC ADR		26,530
19,150		United Utilities PLC		216,111
				847,792
		Total Investments In Securities
		(Cost $6,762,971)*	95.8%	$6,853,204
		Other Assets and Liabilities—Net	4.2	303,186
		Net Assets	100.0%	$7,156,390

	Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $6,766,190.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$278,002
		Gross Unrealized Depreciation		(190,988)
		Net Unrealized Appreciation		$87,014

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2005 (Unaudited)(continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.9%
Apparel	1.9
Banks	3.1
Beverages	2.8
Commercial Services	2.6
Cosmetics/Personal Care	3.1
Diversified Financial Services	3.1
Electric	7.9
Energy-Alternate Sources	2.8
Food	4.8
Hand/Machine Tools	2.0
Home Builders	3.0
Home Furnishings	2.0
Insurance	1.9
Iron/Steel	0.9
Machinery-Diversified	2.1
Mining	14.5
Miscellaneous Manufacturing	2.9
Oil and Gas	7.7
Oil and Gas Services	1.0
Pharmaceuticals	2.8
Software	1.7
Telecommunications	13.7
Toys/Games/Hobbies	2.6
Water	3.0
Other Assets and Liabilities, Net	4.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Precious Metals Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%
		AUSTRALIA: 2.4%
152,800		Newcrest Mining Ltd.	$1,890,416
			1,890,416
		CANADA: 65.2%
276,900		Agnico-Eagle Mines Ltd.	3,383,718
350,000	@	Alamos Gold, Inc.	1,293,283
159,800		Barrick Gold Corp.	3,915,100
454,200	@	Bema Gold Corp.	987,425
168,100	@	Centerra Gold, Inc.	2,454,415
482,550	@	Eldorado Gold Corp.	1,302,859
612,200	@	Gammon Lake Resources, Inc.	4,214,665
167,400	@	Glamis Gold Ltd.	2,924,478
259,725		Goldcorp, Inc.	4,218,897
1,000,000	@	Guinor Gold Corp.	774,909
288,800		IAMGOLD Corp.	1,859,656
220,000	@	Ivanhoe Mines Ltd.	1,630,200
935,000	@	Kensington Resources Ltd.	1,609,242
438,100	@	Kinross Gold Corp.	2,435,836
217,600	@	Meridian Gold, Inc.	3,896,015
60,000	@	Novagold Resources, Inc.	432,155
152,800	@	Pan American Silver Corp.	2,421,880
117,900		Placer Dome, Inc.	1,635,273
4,075,300	@	Queenstake Resources Ltd.	897,533
1,455,400	@	Rio Narcea Gold Mines Ltd.	2,338,707
750,000	@	Shore Gold, Inc.	2,728,496
130,700	@	Virginia Gold Mines, Inc.	815,576
600,000	@	Yamana Gold, Inc.	2,212,162
			50,382,480
		JERSEY: 3.3%
191,700	@	Randgold Resources Ltd. ADR	2,549,610
			2,549,610
		PAPUA NEW GUINEA: 1.6%
1,285,800	@	Lihir Gold Ltd.	1,267,055
			1,267,055
		PERU: 5.2%
169,700		Cia de Minas Buenaventura SA ADR	3,993,041
			3,993,041
		SOUTH AFRICA: 5.0%
180,000	@	Aflease Gold and Uranium Resources Ltd.	133,582
50,900		AngloGold Ashanti Ltd. ADR	1,749,942
100,000		Gold Fields Ltd. ADR	1,079,000
105,500		Harmony Gold Mining Co., Ltd. ADR	865,100
			3,827,624
		UNITED KINGDOM: 1.9%
210,430		Highland Gold Mining Ltd.	545,560
7,000		Rio Tinto PLC ADR	928,550
			1,474,110

PORTFOLIO OF INVESTMENTS
ING Precious Metals Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		UNITED STATES: 13.2%
96,200		Freeport-McMoRan Copper & Gold, Inc.	$3,874,936
306,300	@	Hecla Mining Co.	1,271,145
66,700		Newmont Mining Corp.	2,504,585
11,100		Phelps Dodge Corp.	1,181,595
31,500		United States Steel Corp.	1,343,475
			10,175,736
		Total Common Stock (Cost $69,816,954)	75,560,072

Principal Amount				Value

SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreement: 2.4%
$1,831,000		Goldman Sachs Repurchase Agreement dated 07/31/05, 3.300%, due 08/01/05, $1,831,504 to be received upon repurchase (Collateralized by $1,887,000 Federal Home Loan Mortgage Corporation, 3.600%, Market Value plus accrued interest $1,868,564, due 05/22/08).		$1,831,000

		Total Short-Term Investments (Cost $1,831,000)		1,831,000

		Total Investments In Securities (Cost $71,647,954)*	100.2%	$77,391,072
		Other Assets and Liabilities—Net	(0.2)	(123,588)

		Net Assets	100.0%	$77,267,484

	Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $73,336,277.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,851,278
		Gross Unrealized Depreciation		(4,796,483)
		Net Unrealized Appreciation		$4,054,795

Percentage of
Industry	Net Assets
Diamonds/Precious Stones	3.5%
Diversified Minerals	2.1
Gold Mining	70.4
Metal-Copper	1.5
Metal-Diversified	10.0
Precious Metals	5.5
Silver Mining	3.1
Steel-Producers	1.7
Repurchase Agreement	2.4
Other Assets and Liabilities, Net	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 89.5%
		Banks: 11.7%
30,000		OTP Bank Rt. GDR	$2,260,551
30,400		Sberbank RF	23,316,800
			25,577,351
		Beverages: 1.0%
60,000	@, #	Efes Breweries Intl. NV GDR	2,130,000
			2,130,000
		Cosmetics/Personal Care: 1.5%
100,000		Kalina	3,275,000
			3,275,000
		Electric: 4.5%
4,200,000	I	Konakovskaya Gres	2,856,000
22,000,000		Unified Energy System	6,923,400
			9,779,400
		Internet: 1.7%
790,000	@	RBC Information Systems	3,792,000
			3,792,000
		Investment Companies: 3.1%
142,452	@, I	Novy Neft Ltd.	3,043,131
240,219	@, I	Novy Neft II Ltd.	3,678,353
			6,721,484
		Iron/Steel: 3.6%
390,000		Cherepovets MK Severstal	3,264,300
85,000		Mechel Steel Group OAO ADR	2,363,850
2,000,000		Novolipetsk Iron and Steel Corp.	2,282,000
			7,910,150
		Metal Fabricate/Hardware: 1.5%
26,000		Verkhnaya Salda Metallurgical Production Association	3,354,000
			3,354,000
		Mining: 13.0%
230,000	@	Celtic Resources Holdings PLC	1,384,888
390,000		MMC Norilsk Nickel ADR	26,910,000
			28,294,888
		Oil and Gas: 34.6%
940,000		LUKOIL ADR	38,859,600
53,868	@	NovaTek OAO GDR	1,112,374
90,000		OAO Tatneft ADR	3,627,000
381,400		OJSC Surgutneftegaz ADR	18,120,400
2,350,000		Sibneft	7,285,000
1,300,000	@	Tyumen Oil Co.	6,383,000
			75,387,374

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 13.3%
7,750,000		Central Telecommunications Co.	$2,952,750
150,000		Mobile Telesystems OJSC ADR	5,319,000
135,000		Moscow City Telephone Network	2,072,250
60,600,000		OAO Sibirtelecom	3,345,120
1,000,000		Rostelecom	2,078,000
95,000,000		Uralsvyazinform	3,258,500
150,000	@	Vimpel-Communications ADR	5,757,000
1,200,000		VolgaTelecom	4,224,000
			29,006,620

		Total Common Stock (Cost $131,339,403)	195,228,267

PREFERRED STOCK: 5.8%
		Electric: 0.8%
6,000,000		Unified Energy System	1,701,000
			1,701,000
		Oil and Gas: 0.8%
29,900,000	@	Achinsk Refinery	1,823,900
			1,823,900
		Pipelines: 2.9%
6,000	@	Transneft	6,204,000
			6,204,000
		Telecommunications: 1.3%
71,082,514		Uralsvyazinform	1,606,465
558,030		VolgaTelecom	1,297,420
			2,903,885

		Total Preferred Stock (Cost $7,793,245)	12,632,785

		Total Long-Term Investments (Cost $139,132,648)	207,861,052

Principal Amount				Value

SHORT-TERM INVESTMENTS: 11.0%
		Securities Lending CollateralCC: 11.0%
$23,957,639		The Bank of New York Institutional Cash Reserves Fund		$23,957,639

		Total Short-Term Investments (Cost $23,957,639)		23,957,639

		Total Investments In Securities (Cost $163,090,287)*	106.3%	$231,818,691
		Other Assets and Liabilities—Net	(6.3)	(13,828,722)

		Net Assets	100.0%	$217,989,969

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2005 (Unaudited)(continued)

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security

*	Cost for federal income tax purposes is $163,527,389.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$68,668,870
	Gross Unrealized Depreciation	(377,568)
	Net Unrealized Appreciation	$68,291,302

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Russia Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Konakovskaya Gres	4,200,000	10/06/2003	$2,254,000	$2,856,000	1.3%
Novy Neft Ltd.	142,452	11/14/2003	1,964,885	3,043,131	1.4%
Novy Neft II Ltd.	240,219	02/03/2004	2,516,576	3,678,353	1.7%
			$6,735,461	$9,577,484	4.4%

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 23, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2005